TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate:

The corporate tax rate in Israel was 23% in 2021 and 2020, and 2019.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Caesarstone Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

3.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company," as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, the Company is entitled to certain tax benefits, primarily amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

4.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

According to the Law for the Encouragement of Capital Investments, 1959 (the "Encouragement Law"), the Company is entitled to various tax benefits by virtue of the "Preferred Enterprise" status granted to its enterprises, in accordance with the Encouragement Law.

The Company chose to be taxed according to the "Preferred Enterprise" track under Amendment No. 68 to the Encouragement Law (the "Amendment No. 68"). In order to implement Amendment No. 68 and to be taxed under the "Preferred Enterprise" track, the Company waived the tax benefits of the previous tracks -"Approved Enterprise" and "Beneficiary Enterprise" - under the Encouragement Law, starting from the 2011 tax year.

The principal benefits by virtue of the Encouragement Law are the following:

Tax benefits and reduced tax rates under the Preferred Enterprise track:

The tax rate on preferred income from a Preferred Enterprise commencing 2017 is 16% and in development area A – 7.5% (relates to Company's manufacturing plant in Bar-Lev industrial zone).

In order to receive benefits as a "Preferred Enterprise," Amendment No. 68 states certain conditions must be met. The basic condition for receiving the benefits under Amendment No. 68 is that the enterprise contributes to the country's economic growth and is a competitive factor for the gross domestic product (a "competitive enterprise"). In order to comply with this condition, the Encouragement Law prescribes various requirements.

As for industrial enterprises, in each tax year, one of the following conditions must be met:

1.	Its main field of activity is biotechnology or nanotechnology as approved by the Head of the Administration of Industrial Research and Development.

2.
The industrial enterprise's sales revenues in a specific market during the tax year do not exceed 75% of its total sales for that tax year. A "market" is defined as a separate country or customs territory.

3.
At least 25% of the industrial enterprise's overall revenues during the tax year were generated from the enterprise's sales in a specific market with a population of at least 14 million starting from 2012 tax year.

Amendment No. 68 also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as discussed above will be subject to tax at a rate of 20% from 2014 and onwards (or a reduced rate under an applicable double tax treaty).

Since the Company chose to apply the provisions of Amendment No. 68, by submitting the waiver form before June 30, 2015, the Company is eligible to distribute taxed earnings derived from a Beneficiary Enterprise and/or Approved Enterprise to an Israeli company without being subject to withholding tax.

In development area A, in addition to the tax benefits, as mentioned above, some of the Company's facilities are eligible for grants at rate of 20% and/or loans, subject to an approval of the Israeli Investment Center.

Accelerated depreciation:

The Company is eligible for a deduction of accelerated depreciation on machinery and equipment used by the Approved Enterprise or the Beneficiary Enterprise or the Preferred Enterprise at a rate of 200% (or 400% for buildings) from the first year of the asset's operation.

Conditions for entitlement to benefits:

The above mentioned benefits are contingent upon the fulfillment of the conditions stipulated by the Encouragement Law, regulations published thereunder and the letters of approval for the investments in the Preferred Enterprises, as discussed above. Non-compliance with the conditions may cancel all or part of the benefits and require a refund of the amount of the benefits, including interest. The Company's management believes that the Company meets the aforementioned conditions.

The tax-exempt income attributable to the Approved Enterprise cannot be distributed to shareholders without subjecting the Company to taxes. If dividends are distributed out of tax-exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Approved Enterprise in the year in which the income was earned, as if it was not under the "Alternative benefits track" (taxed at the rate of no more than 25% as of December 31, 2021). Under the Encouragement Law, tax-exempt income generated under the Approved Enterprise status will be taxed, among other things, upon a dividend distribution or complete liquidation in accordance with the Encouragement Law.

In November 2021, amendment No. 74 to the Investment Law (the “Trapped Earnings Law”) came into effect. Amendment 74 to the Encouragement Law:

On November 15, 2021, the Economic Efficiency Law (Legislative Amendments for Achieving Budget Targets for the 2021 and 2022 Budget Years), 2021 ("the Economic Efficiency Law"), was enacted. This Law establishes a temporary order allowing Israeli companies to release tax-exempt earnings ("trapped earnings" or "accumulated earnings") accumulated until December 31, 2020, through a mechanism established for a reduced corporate income tax rate applicable to those earnings ("the Temporary Order"). In addition to the reduced corporate income tax (CIT) rate, Article 74 to the Encouragement Law was amended whereby effective from August 15, 2021, for any dividend distribution (including a dividend as per Article 51B to the Encouragement Law) by a company which has trapped earnings, there will be a requirement to allocate a portion of that distribution to the trapped earnings.

The Company distributed a dividend during November 2021 which was partially attributed to the above amendment.

Of the Company's retained earnings as of December 31, 2021, approximately $24,631 is tax-exempt earnings attributable to its Approved Enterprise.

As of December 31, 2021, if the income attributed to the Approved Enterprise would have been distributed as a dividend, the Company would have incurred a tax liability of approximately $6,158.

According to the Temporary Order, the reduction of CIT will apply to earnings that are released (with no requirement for an actual distribution) within a period of one year from the date of enactment of the Temporary Order. The reduction in the CIT is dependent on the proportion of the trapped earnings that are released in relation to the total trapped earnings, and on the foreign investment percentage in the years the earnings were generated. Consequently, the larger the proportion of the trapped earnings that are released, the lower the tax in respect of the distribution. The minimum tax rate applied to the company is 10%. Further, a company that elects to pay a reduced CIT is required to invest in its industrial enterprise a designated amount in accordance with the Economic Efficiency Law within a period of five years commencing from the tax year in which the election is made. The designated investment should be utilized for the acquisition of production assets, and/or investments in research and development and/or compensation to additional new employees.

The Company's current policy is not to apply to such order.

b.	Non-Israeli subsidiaries taxation:

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.

Statutory tax rates for Non-Israeli subsidiaries are as follows:

Company incorporated in United States – 25.8% tax rate (federal and state).
Company incorporated in Australia - 30% tax rate.
Company incorporated in Singapore - 17% tax rate.
Company incorporated in Canada – 26.6% tax rate (federal and state).
Company incorporated in England – 19% tax rate.
Company incorporated in India – 28% tax rate.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:

Goodwill and Intangible assets	$291	$327
Other temporary differences (1)	13,307	14,300
Temporary differences related to inventory (2)	6,909	6,083
Carryforward losses, deductions and credits (3)	1,584	1,102
Less-valuation allowance	(717)	(1,102)

Total deferred tax assets	21,374	20,710

Deferred tax liabilities:

Property and equipment	(10,507)	(9,143)
Intangible Assets	(2,006)	(6,504)
Other temporary differences	(2,973)	(3,648)

Total deferred tax liabilities	(15,486)	(19,295)

Deferred tax assets, net	$5,888	$1,415

(1)	Deriving mainly from provision for labor related, provision for loss contingencies and lease accounting in accordance with ASC842.

(2)	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).

(3)

Certain subsidiaries have tax loss carry-forwards totaling approximately $12,685 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date. In addition to the above, the Company carried back its 2020 U.S. subsidiaries losses in accordance with the CARES act.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the schedule of reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

d.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2021	2020	2019

Income before taxes on income	$19,839	$12,322	$19,105

Statutory tax rate in Israel	23%	23%	23%

Income taxes at statutory rate	$4,563	$2,834	$4,394

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	(1,245)	(120)	(2,646)
Non-deductible expenses, net	1,039	1,764	2,025
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	(1,502)	(868)	707
Tax adjustment in respect of foreign subsidiaries' different tax rates	(650)	(251)	772
Uncertain tax position	110	1,659	1,037
Changes in valuation allowance	(385)	(280)	112
Others	20	(38)	(158)

Income tax expense	$1,950	$4,700	$6,243

Effective tax rate	10%	38%	33%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$(0.04)	$(0.00)	$(0.08)

e.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$19,539	$12,859	$5,329
Foreign	300	(537)	13,776

	$19,839	$12,322	$19,105

f.	Tax expenses on income are comprised as follows:

	Year ended December 31,
	2021	2020	2019

Current taxes	$6,423	$5,597	$7,752
Deferred taxes	(4,473)	(897)	(1,509)

	$1,950	$4,700	$6,243

Domestic	$1,190	$3,886	$2,874
Foreign	760	814	3,369

	$1,950	$4,700	$6,243

g.	Tax assessments:

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. The associated tax filings remain subject to examination by applicable tax authorities for a certain length of time following the tax year to which those filings relate. The following describes the open tax years, by major tax jurisdiction, as of December 31, 2021:

Israel 2019 – present
Australia 2017 - present
Canada 2016 - present
United States 2017 - present
Singapore 2017 - present
England 2016 – present
India 2018 - present

h.	Uncertain tax positions:

The balances at December 31, 2021 and 2020 include a liability for unrecognized tax benefits of $3,773 and $3,663, respectively, for tax positions which are uncertain of being sustained.

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2019	$3,876

Increase in tax positions for current year	1,037

Gross tax liabilities at December 31, 2019	4,913

Increase in tax positions for current year	1,659
Addition of tax position of prior years	118
Decrease in tax position resulting from settlement	(3,027)

Gross tax liabilities at December 31, 2020	3,663

Increase in tax positions for current year	110
Addition of tax position of prior years	-
Decrease in tax position resulting from settlement	-

Gross tax liabilities at December 31, 2021	$3,773

The Company believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company's tax audits are resolved in a manner not consistent with management's expectations, the Company could be required to adjust the provision for income taxes in the period such resolution occurs. The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.